Income taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities):
AL and LSL provision	$ 15,772	$ 28,063
Accrued Expenses	78,077	4,666
Provision for inventory obsolescence	12,498	13,750
Superannuation payable	4,222	6,403
Foreign Exchange Loss	(36,804)	(1,779)
Prepayments	(49,604)	(12,756)
Differences in depreciation - aggregated	10,820	9,008
Difference between leases (depreciation + int vs payments) - aggregated	(9,168)	1,109
Differences in amortisation - CCA Contract	13,564	7,462
Differences in amortisation - Software	(2,684)	(1,245)
Differences in amortisation - Sales	65,543	10,852
Differences in Employee SB Payment Expense	18,416	9,246
Capital IPO Cost	13,721	15,076
Capital Losses - Intangible Items	116,931
Carried forward Taxation Loss	694,420	381,165
Other items	(54,867)
Total	$ 890,857	$ 471,020